SEGMENT AND GEOGRAPHIC INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2016 USD ($)
Segment net revenues
Revenues	¥ 335,251	$ 50,204	¥ 376,553	¥ 415,177
Segment operating income(loss)
Operating Income (Loss)	(61,308)	(9,181)	1,340	(24,479)
Segment identifiable assets:
Total assets	880,626		985,829		$ 131,874
Segment depreciation and amortization
Depreciation, Depletion and Amortization	31,222	$ 4,675	30,547	28,524
Segment capital expenditure to long-lived assets
Capital Expenditure To Long Lived Assets	16,964		20,531	22,615
Operating Segments [Member]
Segment net revenues
Revenues	338,264		379,810	418,427
Segment operating income(loss)
Operating Income (Loss)	(30,942)		12,208	(13,637)
Segment identifiable assets:
Total assets	992,866		1,103,311
Operating Segments [Member] | Production and distribution of hybrid seeds
Segment net revenues
Revenues	334,769		376,250	414,891
Segment operating income(loss)
Operating Income (Loss)	263		38,709	10,691
Segment identifiable assets:
Total assets	803,420		916,088
Segment depreciation and amortization
Depreciation, Depletion and Amortization	30,365		29,668	27,567
Segment capital expenditure to long-lived assets
Capital Expenditure To Long Lived Assets	16,964		20,531	22,615
Operating Segments [Member] | Agri-biotech and product development
Segment net revenues
Revenues	3,495		3,560	3,536
Segment operating income(loss)
Operating Income (Loss)	(31,205)		(26,501)	(24,328)
Segment identifiable assets:
Total assets	189,446		187,223
Segment depreciation and amortization
Depreciation, Depletion and Amortization	857		879	957
Segment capital expenditure to long-lived assets
Capital Expenditure To Long Lived Assets	0		0	0
Inter-segment sales eliminations
Segment net revenues
Revenues	(3,013)		(3,257)	(3,250)
Segment identifiable assets:
Total assets	(112,240)		(117,482)
Less: Unallocated corporate operating expenses, net
Segment operating income(loss)
Operating Income (Loss)	¥ 30,366		¥ 10,868	¥ 10,842